SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is December 11, 2020.

MFS® Global Bond Fund

Effective April 30, 2021, the name of the fund will change to MFS® Global Opportunistic Bond Fund.
Effective May 1, 2021, the first paragraph in the sub-section entitled "Fees and Expenses" under the main heading "Summary of Key Information" is restated in its entirety as follows:
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.
Effective May 1, 2021, the "Annual Fund Operating Expenses" table in the sub-section entitled "Fees and Expenses" under the main heading "Summary of Key Information" is restated in its entirety as follows:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.18%
Total Annual Fund Operating Expenses	1.08%	1.83%	1.83%	0.83%	1.83%	1.33%	1.08%	0.83%	0.73%
Fee Reductions and/or Expense Reimbursements[1]	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.11)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Effective May 1, 2021, Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.97% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.72% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.72% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.22% of the class' average daily net assets annually for Class R2 shares, and 0.64% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least March 31, 2023. For the period from August 1, 2020 to April 30, 2021, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.03% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.78% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.78% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.28% of the class' average daily net assets annually for Class R2 shares, and 0.72% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on April 30, 2021.  For the period from December 1, 2018 to July 31, 2020, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.05% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.80% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.80% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.30% of the class' average daily net assets annually for Class R2 shares, and 0.74% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on July 31, 2020.

1044131                                     1                                                                                                                             GLB-SUP-I-121120

MFS Global Bond Fund

Effective May 1, 2021, the table in the sub-section entitled "Example" under the main heading "Summary of Key Information" is restated in its entirety as follows:
	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$520	$733	$975	$1,668
Class B Shares assuming
redemption at end of period	$575	$855	$1,170	$1,933
no redemption at end of period	$175	$555	$970	$1,933
Class C Shares assuming
redemption at end of period	$275	$555	$970	$1,933
no redemption at end of period	$175	$555	$970	$1,933
Class I Shares	$74	$243	$439	$1,005
Class R1 Shares	$175	$555	$970	$2,130
Class R2 Shares	$124	$400	$708	$1,583
Class R3 Shares	$99	$322	$575	$1,298
Class R4 Shares	$74	$243	$439	$1,005
Class R6 Shares	$65	$216	$389	$890
Effective April 30, 2021, all instances of Bloomberg Barclays Global Aggregate Bond Index in the sub-sections entitled "Principal Investment Strategies" beneath the main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" are replaced with Bloomberg Barclays Global Aggregate Bond Index (USD Hedged).
Effective April 30, 2021, the third paragraphs in each of the sub-sections entitled "Principal Investment Strategies" beneath their main headings entitled "Summary of Key Information" and "Investment Objective, Strategies, and Risks" are replaced in their entirety as follows:
MFS generally focuses on investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.
MFS normally enters into currency hedging transactions to reduce the fund’s foreign currency exposure such that the fund is primarily exposed to the U.S. dollar.
Effective April 30, 2021, "Currency Risk" under the sub-section entitled "Principal Risks" beneath the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.
The use of foreign exchange contracts to reduce foreign currency exposure will not completely eliminate the exposure to foreign currency movements.  In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
Effective April 30, 2021, the second paragraph in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Performance information prior to April 30, 2021, reflects time periods when the fund (i) had a policy of primarily investing in investment grade quality debt instruments and (ii) did not have a policy to engage in a currency hedging strategy to primarily expose the fund to the U.S. dollar. The fund's investment policies and strategies changed effective April 30, 2021. Performance information prior to December 1, 2014, reflects time periods when the fund had (i) a policy of focusing its investments on debt instruments of U.S. and foreign governments and (ii) a policy permitting the fund to invest up to 100% of its assets in less than investment grade quality debt instruments (lower quality debt instruments). The fund's investment policies and strategies changed effective December 1, 2014. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Effective April 30, 2021, the Performance Table in the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" is restated in its entirety as follows in order to reflect the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) as the primary performance comparison for the fund:

1044131                                     2                                                                                                                             GLB-SUP-I-121120

MFS Global Bond Fund

Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2019)

Share Class	1 YEAR	5 YEARS	LIFE (INCEPTION 6-2-2010)
Returns Before Taxes
B Shares	3.49%	0.97%	1.26%
C Shares	6.49%	1.35%	1.15%
I Shares	8.55%	2.39%	2.16%
R1 Shares	7.36%	1.38%	1.15%
R2 Shares	7.90%	1.84%	1.64%
R3 Shares	8.16%	2.11%	1.90%
R4 Shares	8.43%	2.37%	2.15%
R6 Shares	8.54%	2.50%	2.23%
A Shares	3.54%	1.21%	1.48%
Returns After Taxes on Distributions
A Shares	2.67%	0.72%	0.68%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	2.08%	0.71%	0.85%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays Global Aggregate Bond Index (USD Hedged)	8.22%	3.57%	3.94%
Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged)	6.84%	2.31%	2.78%

Effective April 30, 2021, the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) replaced the Bloomberg Barclays Global Aggregate Bond Index (USD Unhedged) as the primary performance comparison for the fund because the adviser believes the Bloomberg Barclays Global Aggregate Bond Index (USD Hedged) better reflects the fund's updated investment strategies as of April 30, 2021.

Effective April 30, 2021, the following is added to the table in the sub-section entitled "Portfolio Manager(s)" beneath the main heading "Summary of Key Information":
Portfolio Manager	Since	Title
Ward Brown	April 2021	Investment Officer of MFS
Philipp Burgener	April 2021	Investment Officer of MFS
David Cole	April 2021	Investment Officer of MFS
Matt Ryan	April 2021	Investment Officer of MFS
Michael Skatrud	April 2021	Investment Officer of MFS
Effective immediately, the risk entitled "Credit Risk" in the sub-section entitled "Principal Risks" beneath the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:
Credit Risk:  The price of a debt instrument depends, in part, on the issuer's or borrower's credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument's credit rating is downgraded by a credit rating agency, or based on other changes in, or perceptions of, the financial condition of the issuer or borrower.  For certain types of instruments, including derivatives, the price of the instrument depends in part on the credit quality of the counterparty to the transaction. For other types of debt instruments, including securitized instruments, the price of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult.
Below investment grade quality debt instruments can involve a substantially greater risk of default or can already be in default, and their values can decline significantly over short periods of time. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and principal. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The market for below investment grade quality debt instruments can be less liquid, especially during periods of recession or general market decline.
Effective April 30, 2021, the risk entitled "Currency Risk" in the sub-section entitled "Principal Risks" beneath the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:
Currency Risk:  Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, a decline in the value of a foreign currency relative to the U.S. dollar reduces the value of the foreign currency and investments denominated in that currency. The use of foreign exchange contracts to reduce foreign currency exposure will not completely eliminate the exposure to foreign currency movements. In addition, the use of foreign exchange contracts to reduce foreign currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar. Suitable currency hedging transactions may not be available in all circumstances and there can be no assurance that the fund will engage in such transactions at any given time or from time to time. The value of foreign currencies relative to the U.S. dollar fluctuates in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, and other political or regulatory conditions in the U.S. or abroad. Foreign currency values can decrease significantly both in the short term and over the long term in response to these and other conditions.
Effective May 1, 2021, the third paragraph in the section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Effective May 1, 2021, the management fee set forth in the Investment Advisory Agreement is 0.55% of the fund's average

1044131                                     3                                                                                                                             GLB-SUP-I-121120

MFS Global Bond Fund

daily net assets annually up to $1 billion; 0.45% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.425% of the fund's average daily net assets annually in excess of $2.5 billion.
For the period from December 1, 2018, to April 30, 2021, the management fee set forth in the Investment Advisory Agreement was 0.60% of the fund's average daily net assets annually up to $1 billion and 0.55% of the fund's average daily net assets annually in excess of $1 billion.

Effective May 1, 2021, the fifth paragraph in the section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" is restated in its entirety as follows":
Effective May 1, 2021, MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.97% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.72% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.72% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.22% of the class' average daily net assets annually for Class R2 shares, and 0.64% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least March 31, 2023.
For the period from August 1, 2020, to April 30, 2021, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.03% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.78% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.78% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.28% of the class' average daily net assets annually for Class R2 shares, and 0.72% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on April 30, 2021.
For the period from December 1, 2018, to July 31, 2020, MFS had agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" did not exceed 1.05% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.80% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.80% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.30% of the class' average daily net assets annually for Class R2 shares, and 0.74% of the class' average daily net assets annually for Class R6 shares. This written agreement terminated on July 31, 2020.

Effective April 30, 2021, the following is added to the table in the sub-section entitled "Portfolio Manager(s)" beneath the main heading "Management of the Fund":
Portfolio Manager	Primary Role	Five Year History
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2005
Philipp Burgener	Structured Securities Portfolio Manager	Employed in the investment area of MFS since 2003
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2004
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 1997
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	Employed in the investment area of MFS since 2013
Effective May 1, 2021, the sub-section entitled "Fees and Expenses" under the sub-heading entitled "Additional Information on Fees and Expenses and Performance" under the main heading entitled "Other Information" is restated in its entirety as follows:
Fees and Expenses
The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund's most recently completed fiscal year expressed as a percentage of a class' average net assets during the period. Expenses have been adjusted to reflect current fee arrangements.
Annual fund operating expenses have not been adjusted to reflect the fund's current asset size. In general, annual fund operating expenses, expressed as a percentage of a class' average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

1044131                                     4                                                                                                                             GLB-SUP-I-121120